OPERATING EXPENSE	12 Months Ended
Dec. 31, 2025
Operating Expense [Abstract]
OPERATING EXPENSE	OPERATING EXPENSE
Operating expense during the years ended December 31, 2025 and 2024 consists of the following expenses by nature:

	2025	2024
Raw materials and consumables	$336,083	$236,496
Salaries and employee benefits(1)	184,473	126,910
Contractors	214,531	140,774
Repairs and maintenance	78,376	46,593
Site administration	71,603	81,966
Royalties	39,879	15,644
	924,945	648,383
Change in inventories	(90,356)	(51,462)
Total operating expense	$834,589	$596,921
(1)    Total salaries and employee benefits, excluding share-based compensation, for the year ended December 31, 2025, including amounts recognized within care and maintenance expense, exploration and evaluation expense and general and administration expense, was $268.7 million (2024 – $146.3 million).